Other Comprehensive Income, Cumulative OCI Balances (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment securities:
Cumulative other comprehensive income, Investment securities, beginning balance	$ 2,338	$ 7,462	$ 4,413
Net unrealized gains (losses) arising during the period	3,315	(4,680)	3,222
Amounts reclassified from accumulated other comprehensive income	(954)	(178)	(169)
Net change	2,361	(4,858)	3,053
Less: Other comprehensive income from noncontrolling interests	(227)	266	4
Cumulative other comprehensive income, Investment securities, ending balance	4,926	2,338	7,462
Derivatives and hedging activities:
Cumulative other comprehensive income, Derivatives and hedging activities, beginning balance	80	289	490
Net unrealized gains (losses) arising during the period	593	(20)	40
Amounts reclassified from accumulated other comprehensive income	(340)	(189)	(241)
Net change	253	(209)	(201)
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Derivatives and hedging activities, ending balance	333	80	289
Defined benefit plans adjustments:
Cumulative other comprehensive income, Defined benefit plans adjustment, beginning balance	(1,053)	(2,181)	(1,786)
Net unrealized gains (losses) arising during the period	(696)	955	(485)
Amounts reclassified from accumulated other comprehensive income	46	173	90
Net change	(650)	1,128	(395)
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Defined benefit plans adjustment, ending balance	(1,703)	(1,053)	(2,181)
Foreign currency translation adjustments:
Cumulative other comprehensive income, Foreign currency translation adjustments, beginning balance	21	80	90
Net unrealized gains (losses) arising during the period	(65)	(51)	(4)
Amounts reclassified from accumulated other comprehensive income	6	(7)	(6)
Net change	(59)	(58)	(10)
Less: Other comprehensive income from noncontrolling interests	0	1	0
Cumulative other comprehensive income, Foreign currency translation adjustments, ending balance	(38)	21	80
Cumulative other comprehensive income, Beginning Balance	1,386	5,650	3,207
Net unrealized gains (losses) arising during the period	3,147	(3,796)	2,773
Amounts reclassified from accumulated other comprehensive income	(1,242)	(201)	(326)
Other comprehensive income (loss), net of tax	1,905	(3,997)	2,447
Less: Other comprehensive income (loss) from noncontrolling interests	(227)	267	4
Cumulative other comprehensive income, Ending Balance	$ 3,518	$ 1,386	$ 5,650